Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax liabilities:
Deferred tax liabilities	$ 93,367	$ 48,156	$ 20,864
Deferred tax assets:
Less: valuation allowance
Deferred tax assets, net	215,212	236,130	73,573
Domestic Tax Jurisdiction [Member]
Deferred tax liabilities:
Beginning of the period/year	40,173	21,058	3,373
Recognized during the period/year	38,657	19,115	17,685
End of the period/year	78,830	40,173	21,058
Deferred tax assets:
Beginning of the period/year	195,391	68,914	144,426
Recognized during the period/year		217,364
Utilized during the period/year	(13,747)	(90,887)	(75,512)
End of the period/year	181,644	195,391	68,914
State and Local Jurisdiction [Member]
Deferred tax liabilities:
Beginning of the period/year	7,983	(194)	(501)
Recognized during the period/year	6,554	8,177	307
End of the period/year	14,537	7,983	(194)
Deferred tax assets:
Beginning of the period/year	40,739	4,659	28,912
Recognized during the period/year		56,711
Utilized during the period/year	(7,171)	(20,631)	(24,253)
End of the period/year	$ 33,568	$ 40,739	$ 4,659